UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3158

Smith Barney Fundamental Value Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY

FUNDAMENTAL VALUE FUND INC.

FORM N-Q

JUNE 30, 2005

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.

Schedule of Investments (unaudited)	June 30, 2005

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 0.1%(a)
Biotechnology - 0.1%
$5,000,000	Aphton Corp., Guaranteed Notes, 6.000% due 3/31/08†	$1,480,000

Chemicals - 0.0%
25,000	Key Plastics Holdings, Inc., Series B, 10.250% due 3/15/07 (b)	281

	TOTAL CORPORATE BONDS & NOTES (Cost - $5,012,889)	1,480,281

SHARES
COMMON STOCK - 95.4%
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.5%
427,400	BorgWarner, Inc. (c)	22,938,558

Hotels, Restaurants & Leisure - 1.2%
1,021,900	Carnival Corp. (c)	55,744,645

Leisure Equipment & Products - 2.3%
2,700,000	Hasbro, Inc.	56,133,000
2,603,900	Mattel, Inc.	47,651,370

		103,784,370

Media - 8.2%
666,500	Clear Channel Communications, Inc.	20,614,845
1,923,900	Comcast Corp., Special Class A Shares*	57,620,805
1,884,800	Interpublic Group of Cos., Inc. (c)*	22,956,864
4,104,900	News Corp., Class B Shares (c)	69,208,614
1,900,300	Pearson PLC	22,399,476
4,238,600	Time Warner, Inc.*	70,827,006
1,548,400	Viacom, Inc., Class B Shares	49,579,768
2,250,000	Walt Disney Co. (c)	56,655,000

		369,862,378

Specialty Retail - 1.3%
1,508,900	Home Depot, Inc.	58,696,210

	TOTAL CONSUMER DISCRETIONARY	611,026,161

CONSUMER STAPLES - 3.0%
Beverages - 0.9%
146,600	Molson Coors Brewing Co., Class B Shares	9,089,200
542,212	PepsiCo, Inc. (c)	29,241,493

		38,330,693

Food & Staples Retailing - 0.5%
516,400	Costco Wholesale Corp.	23,145,048

Food Products - 1.6%
2,820,400	Unilever PLC	27,228,038
1,192,900	Unilever PLC, Sponsored ADR (c)	46,344,165

		73,572,203

	TOTAL CONSUMER STAPLES	135,047,944

ENERGY - 12.6%
Energy Equipment & Services - 4.2%
1,015,200	Baker Hughes, Inc. (c)	51,937,632
1,800,000	GlobalSantaFe Corp. (c)	73,440,000
1,350,000	Halliburton Co.	64,557,000

		189,934,632

Oil, Gas & Consumable Fuels - 8.4%
894,800	Anadarko Petroleum Corp. (c)	73,507,820
205,200	BP PLC, Sponsored ADR	12,800,376
941,200	Canadian Natural Resources Ltd. (c)	34,240,856

See Notes to Schedule of Investments.

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 8.4% (continued)
1,345,800	Chevron Corp.	$75,257,136
264,200	ConocoPhillips	15,188,858
607,500	Exxon Mobil Corp.	34,913,025
1,443,800	Murphy Oil Corp. (c)	75,409,674
2,946,200	Williams Cos., Inc. (c)	55,977,800

		377,295,545

	TOTAL ENERGY	567,230,177

FINANCIALS - 18.1%
Commercial Banks - 1.3%
6,905	Mitsubishi Tokyo Financial Group, Inc. (c)	58,584,483

Diversified Financial Services - 8.6%
1,500,100	American Express Co.	79,850,323
1,090,300	Bank of New York Co., Inc. (c)	31,378,834
2,119,100	JPMorgan Chase & Co.	74,846,612
2,369,100	MBNA Corp.	61,975,656
1,015,500	Merrill Lynch & Co., Inc.	55,862,655
844,300	Morgan Stanley	44,300,421
888,705	State Street Corp.	42,880,016

		391,094,517

Insurance - 7.8%
667,200	Ambac Financial Group, Inc. (c)	46,543,872
872,400	American International Group, Inc.	50,686,440
816,700	Chubb Corp. (c)	69,917,687
509,900	Hartford Financial Services Group, Inc.	38,130,322
882,000	MGIC Investment Corp. (c)	57,524,040
2,284,500	PMI Group, Inc. (c)	89,049,810

		351,852,171

Real Estate - 0.4%
1,008,900	Digital Realty Trust, Inc. (c)	17,534,682

	TOTAL FINANCIALS	819,065,853

HEALTH CARE - 11.5%
Biotechnology - 1.4%
422,700	Amgen, Inc.*	25,556,442
3,964,808	Aphton Corp.*	2,933,958
2,023,664	Enzo Biochem, Inc. (c)*	36,284,296

		64,774,696

Health Care Equipment & Supplies - 0.2%
240,500	Boston Scientific Corp.*	6,493,500

Health Care Providers & Services - 0.0%
485,200	United American Healthcare Corp.*	1,067,440

Pharmaceuticals - 9.9%
1,650,600	Abbott Laboratories	80,895,906
851,900	Bentley Pharmaceuticals, Inc. (c)*	9,328,305
217,600	Eli Lilly and Co.	12,122,496
1,388,700	GlaxoSmithKline PLC, ADR (c)	67,365,837
1,415,700	Johnson & Johnson	92,020,500
1,111,110	NexMed, Inc.*	1,444,443
911,700	Novartis AG, ADR (c)	43,251,048
2,386,200	Pfizer, Inc.	65,811,396
1,644,500	Wyeth	73,180,250

		445,420,181

	TOTAL HEALTH CARE	517,755,817

INDUSTRIALS - 9.2%
Aerospace & Defense - 3.1%
824,400	Boeing Co.	54,410,400

See Notes to Schedule of Investments.

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE
Aerospace & Defense - 3.1% (continued)
2,195,400	Raytheon Co.	$85,884,048

		140,294,448

Airlines - 1.4%
4,323,000	Southwest Airlines Co. (c)	60,219,390

Industrial Conglomerates - 3.3%
1,292,100	Honeywell International, Inc.	47,329,623
2,625,800	Safeway, Inc. (c)	59,316,822
1,501,300	Tyco International Ltd.	43,837,960

		150,484,405

Machinery - 1.4%
675,900	Caterpillar, Inc. (c)	64,420,029

	TOTAL INDUSTRIALS	415,418,272

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 4.5%
1,937,500	Cisco Systems, Inc.*	37,025,625
18,618,900	Lucent Technologies, Inc.*	54,180,999
3,554,400	Motorola, Inc.	64,903,344
2,751,900	Nokia OYJ, Sponsored ADR	45,791,616

		201,901,584

Computers & Peripherals - 1.6%
1,438,200	Electronics for Imaging, Inc. (c)*	30,259,728
543,874	International Business Machines Corp.	40,355,451

		70,615,179

Electronic Equipment & Instruments - 3.9%
2,225,100	Agilent Technologies, Inc. (c)*	51,221,802
690,789	Maxwell Technologies, Inc.*	8,420,718
225,400	Samsung Electronics Co., Ltd., GDR (d)	53,926,950
16,164,352	Solectron Corp.*	61,262,894

		174,832,364

Internet Software & Services - 0.3%
510,000	IAC/InterActiveCorp (c)*	12,265,500

Office Electronics - 0.2%
1,226,075	IKON Office Solutions, Inc. (c)	11,659,973

Semiconductors & Semiconductor Equipment - 4.2%
2,802,500	Applied Materials, Inc. (c)	45,344,450
599,100	Novellus Systems, Inc.*	14,803,761
7,529,442	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (c)	68,668,511
2,161,386	Texas Instruments, Inc.	60,670,105

		189,486,827

Software - 2.4%
3,801,150	Micromuse, Inc. (c)*	21,514,509
3,380,800	Microsoft Corp.	83,979,072
1,012,200	RealNetworks, Inc. (c)*	5,030,634

		110,524,215

	TOTAL INFORMATION TECHNOLOGY	771,285,642

MATERIALS - 8.3%
Chemicals - 3.5%
1,411,700	Dow Chemical Co. (c)	62,863,001
962,200	E.I. du Pont de Nemours and Co.	41,384,222
1,935,000	Engelhard Corp.	55,244,250

		159,491,473

Metals & Mining - 3.4%
2,141,200	Alcoa, Inc.	55,949,556

See Notes to Schedule of Investments.

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

SHARES	SECURITY	VALUE
Metals & Mining - 3.4% (continued)
481,100	Allegheny Technologies, Inc.	$10,613,066
1,163,180	Newmont Mining Corp.	45,398,915
1,291,600	RTI International Metals, Inc. (c)*	40,569,156
1,020,200	WGI Heavy Minerals, Inc.*	1,831,150

		154,361,843

Paper & Forest Products - 1.4%
135,200	PT Toba Pulp Lestari Tbk, ADR (a)*	0
975,200	Weyerhaeuser Co. (c)	62,071,480

		62,071,480

	TOTAL MATERIALS	375,924,796

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.8%
1,530,000	SBC Communications, Inc. (c)	36,337,500

Wireless Telecommunication Services - 1.3%
2,481,600	Vodafone Group PLC, Sponsored ADR (c)	60,352,512

	TOTAL TELECOMMUNICATION SERVICES	96,690,012

UTILITIES - 0.0%
Multi-Utilities - 0.0%
411,200	Dynegy, Inc., Class A Shares (c)*	1,998,432

	TOTAL COMMON STOCK (Cost - $3,488,783,937)	4,311,443,106

WARRANTS
WARRANTS - 0.0%(a)
Biotechnology - 0.0%
360,000	Aphton Corp., expires 3/31/08*	0
600,000	Genelabs Technologies, Inc., expires 5/1/08*	1
1,000,000	Lynx Therapeutics, Inc., expires 4/29/07*	1

	Total Biotechnology	2

Internet Software & Services - 0.0%
10,719	Webforia, Inc., expires 7/14/05*	0

	TOTAL WARRANTS (Cost - $0)	2

CONVERTIBLE PREFERRED STOCK - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
54,818	Webforia, Inc., Series D (a)* (Cost - $500,000)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,494,296,826)	4,312,923,389

FACE AMOUNT
SHORT-TERM INVESTMENTS - 11.4%
Repurchase Agreement - 5.1%
$229,779,000	Interest in $1,006,158,000 joint tri-party repurchase agreement dated 6/30/05 with Goldman Sachs Group, Inc., 3.350% due 7/1/05, Proceeds at maturity - $229,800,382; (Fully collateralized by various U.S. Treasury obligations, 0.000% to 13.250% due 8/15/05 to 2/15/27; Market value - $234,374,616)	229,779,000

SHARES
Securities Purchased from Securities Lending Collateral - 6.3%
287,026,513	State Street Navigator Securities Lending Trust Prime Portfolio	287,026,513

See Notes to Schedule of Investments.

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2005

TOTAL SHORT-TERM INVESTMENTS (Cost - $516,805,513)	$516,805,513

TOTAL INVESTMENTS - 106.9% (Cost - $4,011,102,339#)	4,829,728,902
Liabilities in Excess of Other Assets - (6.9)%	(311,546,913)

TOTAL NET ASSETS - 100.0%	$4,518,181,989

*	Non-income producing security.

#	Aggregate cost for Federal income tax purposes is substantially the same.

†	Security is exempt from registration under Rule 144A of the Securities Act of 1933. The security is restricted as to resale. The acquisition date, aggregate cost, per share value of the security and percentage of net assets which the security comprise at June 30, 2005 was March 31, 2003, $5,000,000, $0 and 0.1%, respectively.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.

(b)	Security is currently in default.

(c)	All or a portion of security is on loan.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Fundamental Value Fund Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$986,119,996
Gross unrealized depreciation	(167,493,433)

Net unrealized appreciation	$818,626,563

At June 30, 2005, the Fund loaned securities having a market value of $277,183,363 . The Fund received cash collateral amounting to $287,026,513 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Fundamental Value Fund Inc.

By
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2005

By
James M. Giallanza
Chief Financial Officer

Date:	August 26, 2005